Debt - Revolving Credit Facility - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 5,665,547,000	$ 5,480,993,000
Amended and Upsized Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maturity	November 14, 2030
Percentage of secured vessel financings		80.00%
Amounts drawn on revolving credit facility		$ 0	$ 0
Amended and Upsized Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,000,000,000
Commitment fee percentage			0.25%
Amended and Upsized Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Commitment fee percentage			0.10%
Amended and Upsized Revolving Credit Facility | SOFR Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate spread			2.00%
Amended and Upsized Revolving Credit Facility | SOFR Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate spread			1.125%
Amended and Upsized Revolving Credit Facility | Base Rate Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate spread			1.00%
Amended and Upsized Revolving Credit Facility | Base Rate Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate spread			0.125%